Investment Strategy	Sep. 11, 2026
VegaShares AI Frontier ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by investing directly or indirectly in companies that, as determined by Vega Capital Partners LLC (the “Sub-Adviser” or “Vega”), appear best positioned to benefit from the growth and commercial adoption of generative artificial intelligence (“AI”) technology companies (“Generative AI Ecosystem Companies”). There can be no assurance, however, that such growth or commercial adoption will continue or that any such companies will benefit as anticipated. Generative AI is often described as being “at the frontier” of AI because it represents one of AI’s fastest growing and most capable segments of artificial-intelligence development.

Generative AI Ecosystem Companies: The Fund will invest directly or indirectly in Generative AI Ecosystem Companies engaged in activities with the following attributes (each a “Generative AI Ecosystem Activity” and collectively “Generative AI Ecosystem Activities”):

●	Suppliers and Service Providers to Generative AI Ecosystem Companies. These companies include technology businesses that make the hardware, run the cloud/data centers, or provide the software and services that power AI tools (such as computer chips and AI servers, memory, networking equipment, data center operators, and the power/cooling and core software needed to run these systems).

●	Business Users of AI Tools. These companies include businesses that use AI tools in their products or daily operations and, in the Sub-Adviser’s determination, have experienced or appear likely to experience meaningful revenue growth or cost savings from that use (for example, licensing fees for AI tools, better customer service with fewer tickets, or faster software development).

●	AI Platforms. These companies include technology businesses that offer their own AI chatbots, foundation models, or AI platforms (including access via the cloud), as well as technology companies developing complementary or enabling systems that support or compete within the broader generative AI ecosystem.

In order to be eligible for consideration as a Generative AI Ecosystem Company, a company must (i) derive more than 50% of its total revenue or net income from one or more Generative AI Ecosystem Activities; (ii) devote more than 50% of its assets, or its capital, operating or research and development expenditures, to one or more Generative AI Ecosystem Activities, (iii) derive at least $500 million in annual revenue from, or devote at least $500 million in annual capital, operating or research and development expenditures to, one or more Generative AI Ecosystem Activities; or (iv) be among the ten (10) largest service providers or product suppliers within one or more categories of Generative AI Ecosystem Activities – in each instance based upon publicly available data sources including but not limited to regulatory filings (e.g., Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, and news.

Portfolio Selection Process:

The Sub-Adviser utilizes an actively managed, rules-informed investment process that combines systematic analysis with the Sub-Adviser’s investment judgment. The Sub-Adviser’s process involves determining whether a company satisfies the eligibility criteria described above, both initially and on a continuing basis while the Fund remains invested in a company. The Sub-Adviser, as part of its process, also considers the factors described below in selecting and weighting investment allocations to Generative AI Ecosystem Companies. No single portfolio-selection factor is determinative. The Sub-Adviser will use index data, industry classifications, research screens and other publicly-available data as inputs in its investment process, and no single data source or input will singularly define the portfolio investment universe. In selecting and weighting investments for the Fund, the Sub-Adviser considers a variety of factors, including:

●	the company’s actual or estimated exposure to demand for AI technologies;

●	fundamental measures of business quality, such as earnings growth, return on equity, free cash flow generation, and balance sheet strength;

●	the liquidity and tradability of the company’s securities; and

●	price and analyst estimate trends.

The thematic Generative AI Ecosystem Activities, and the specific criteria required to be considered a Generative AI Ecosystem Company, as described above, are designed by the Sub-Adviser to isolate and identify companies defined by their principal roles within distinct categories comprising the Generative AI Ecosystem, and to filter out more conventional, general-purpose technology and computing enterprises that do not operate within the Generative AI Ecosystem. The Sub-Adviser monitors the Fund’s holdings on an ongoing basis and reallocates the Fund’s portfolio holdings at least quarterly, based on the ongoing analysis of the Fund’s portfolio described above. The Sub-Adviser may reallocate the Fund’s portfolio holdings more frequently as it determines appropriate.

The Fund may invest directly or indirectly (see “Direct/Indirect (Synthetic) Investments” below) in securities of Generative AI Ecosystem Companies selected by the Sub-Adviser that have recently completed initial public offerings (“IPOs”) and may have become publicly traded through transactions involving special purpose acquisition companies (“SPACs”) or become publicly traded through business combinations involving SPACs (“de-SPAC transactions”). Prominent Generative AI Ecosystem Companies may in the future announce, or are reported to be preparing to announce, IPOs. A number of prominent Generative AI Ecosystem Companies have recently completed, announced, or are reported to be preparing IPOs. When the Sub-Adviser believes that a newly public Generative AI Ecosystem Company is positioned to benefit meaningfully from the growth and commercial adoption of generative AI, the Fund may invest in that company at or shortly after its IPO and may, for a period of time following the IPO, hold a position directly or indirectly (see “Direct/Indirect (Synthetic) Investments” below) in that company that is meaningfully larger than the general allocation ranges described under “Fund Attributes” below. Any such elevated investment exposure, however, will remain subject to market conditions and to the Fund’s adherence to its investment objective, liquidity and risk management considerations and applicable law.

Direct/Indirect (Synthetic) Investments

The Fund will invest in equity securities either directly or indirectly (synthetically) using options and swaps (as described below). Synthetic exposure may help the Fund to achieve its objectives by (i) establishing or adjusting its exposure more efficiently or rapidly than through direct transactions, (ii) obtaining exposure when direct investment is impractical or less cost-effective and/or (iii) managing cash flows and transaction costs. The use of listed options and swaps may not provide the same investment results as direct ownership and involves additional risks, including counterparty, liquidity and valuation risks (see “Principal Investment Risks” below). The extent to which exposure is obtained directly, versus indirectly, will vary depending on the Sub-Adviser’s current assessment of market conditions and availability of options or swaps on attractive terms in comparison to direct investment opportunities.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Fund’s scheduled portfolio reallocations, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically. For additional details about the Fund’s use of swaps, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities or other short-term liquid instruments as collateral for the Fund’s derivatives transactions.

Fund Attributes:

The Fund may invest directly or indirectly in securities of issuers of any market capitalization and may invest in foreign securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund may invest in small-, mid-, and large-capitalization companies, with a minimum market capitalization threshold of $250 million.

The Fund’s portfolio will generally be comprised of direct or indirect investments in securities of between 20 and 30 portfolio companies. At the time of purchase, individual position sizes generally represent approximately 3% to 10% of the Fund’s net assets. These parameters are intended as guidelines rather than strict limits.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, directly in equity securities of Generative AI Ecosystem Companies and/or in financial instruments (such as options or swaps) that provide indirect exposure to Generative AI Ecosystem Companies. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of, or in instruments providing exposure to, companies operating within the industries or groups of related industries that comprise the information technology and communication services sectors.

The Fund is classified as non-diversified under the 1940 Act, which may increase the impact of a single issuer on the Fund’s results.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, directly in equity securities of Generative AI Ecosystem Companies and/or in financial instruments (such as options or swaps) that provide indirect exposure to Generative AI Ecosystem Companies.
VegaShares Space & AI ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by investing directly or indirectly in companies that, as determined by Vega Capital Partners LLC (the “Sub-Adviser” or “Vega”), appear best positioned to benefit from, or that are otherwise exposed to, the growth and commercial adoption of (i) space exploration, launch, satellite, orbital infrastructure, and space-based connectivity services and related technologies, and/or (ii) artificial intelligence (“AI”) technologies, including AI that enables, is deployed within, or derives data or demand from the space economy (collectively, the “Space and AI Ecosystem,” and such companies, collectively “Space and AI Ecosystem Companies”), including investments in Space Exploration Technologies Corporation (Nasdaq: SPCX) (“SpaceX”). A company is considered a Space and AI Ecosystem Company if it satisfies either prong (i) or prong (ii); a company need not satisfy both prongs.

Through its portfolio selection process described below, however, the Sub-Adviser intends to identify and gain investment exposure, to the extent accessible, to companies that embody the convergence of space technologies (prong (i)) and AI technologies (prong (ii)), such as SpaceX. SpaceX designs, manufactures, launches, and operates products and services across space exploration, satellite connectivity, and artificial intelligence platforms. There can be no assurance, however, that the growth or commercial adoption of the Space and AI Ecosystem will continue or that SpaceX or any other Space and AI Ecosystem Companies will benefit as anticipated.

SpaceX and other Space and AI Ecosystem Companies: The Fund will invest directly or indirectly in SpaceX and other Space and AI Ecosystem Companies with the following attributes (a company may qualify by reason of its space-related activities, its AI-related activities, or both) (each a “Space and AI Ecosystem Activity” and collectively “Space and AI Ecosystem Activities”):

●	Suppliers and Service Providers to SpaceX and Other Space and AI Ecosystem Companies. These companies include businesses that manufacture or supply hardware, components, or materials used in space launch vehicles and satellite networks, such as SpaceX’s Starlink division (“Starlink”), as well as technology companies that provide the semiconductors, processors, memory, optical and laser components, networking equipment, cloud and data center capacity, and software that power both space systems and the artificial intelligence workloads associated with, or supported by, them. Examples include aerospace and satellite component manufacturers, ground station operators, semiconductor and AI-compute providers, optical and photonics companies, networking and data center service providers, and developers of the core software and systems that enable SpaceX and other Space and AI Ecosystem Companies to launch and operate satellite communications platforms (e.g., Starlink) and to process and analyze space-derived data.

●	Business Clients of SpaceX and Space and AI Ecosystem Companies. These companies include organizations that purchase or utilize SpaceX’s or other companies’ launch services or satellite communications (e.g., Starlink) connectivity for commercial, institutional, or governmental operations and that, in the Sub-Adviser’s determination, have experienced or appear likely to experience meaningful revenue growth or cost savings from such use. Examples include satellite operators procuring launch services, telecommunications carriers and internet service providers integrating satellite constellations to provide internet connectivity and extend their networks, maritime and aviation operators adopting satellite communications for fleet connectivity, energy and industrial enterprises connecting remote assets, and systems integrators enabling end-user deployment of satellite-based solutions.

●	Space Launch, Satellite, Space Connectivity, Data and AI Platform Companies. These companies include those that develop or operate launch services, spacecraft, satellite constellations, orbital and in-space infrastructure, or space-based connectivity and communications platforms, including SpaceX and its competitors; companies that collect, process, or analyze satellite- and space-derived data (such as earth-observation, geospatial, and sensor data) and apply AI or machine learning to that data; companies that develop AI-enabled hardware, autonomous systems, sensors, or electronics for aerospace, defense, and national-security applications, including space-based and space-adjacent systems; and technology companies developing complementary or enabling systems that support or compete within the broader Space and AI Ecosystem.

●	AI Technology Platforms, Platform Suppliers and Service Providers, and Business Users of AI Technology Platforms. These companies include: (i) technology businesses that offer their own AI chatbots, foundation models, or AI platforms (including access via the cloud), as well as technology companies developing complementary or enabling systems that support or compete within the broader generative AI ecosystem; (ii) technology businesses that make the hardware, run the cloud or data centers, or provide the software and services that power AI tools (e.g., computer chips, AI servers, memory and networking equipment, data center operators, and providers of power, cooling and/or core software systems needed to run data center systems); and (iii) businesses that use AI tools in their products or daily operations and, in the Sub-Adviser’s determination, have experienced or appear likely to experience meaningful revenue growth or cost savings from that use (e.g., licensing fees for AI tools, better customer service with fewer tickets, or faster software development).

In order to be eligible for consideration as a Space and AI Ecosystem Company, a company must (i) derive more than 50% of its total revenue or net income from one or more Space and AI Ecosystem Activities; (ii) devote more than 50% of its assets, or its capital, operating or research and development expenditures, to one or more Space and AI Ecosystem Activities, (iii) derive at least $500 million in annual revenue from, or devote at least $500 million in annual capital, operating or research and development expenditures to, one or more Space and AI Ecosystem Activities; or (iv) be among the ten (10) largest service providers or product suppliers within one or more categories of Space and AI Ecosystem Activities – in each instance based upon publicly available data sources including but not limited to regulatory filings (e.g., Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, and news.

SpaceX became a publicly traded company when it completed its initial public offering (“IPO”) and its shares commenced trading on Nasdaq at or about June 12, 2026. The Fund intends to invest, directly or indirectly, in SpaceX’s securities in amounts expected to be meaningfully higher than the general allocation ranges described under “Fund Attributes” below. This elevated exposure to SpaceX may continue for a period of time following its IPO, and for a duration as determined by the Sub-Adviser taking into account whether, and for how long, such elevated exposure to SpaceX in the portfolio, as compared to other Space and AI Ecosystem Companies, may potentially enhance the Fund’s overall performance and benefit shareholders.

Prominent Space and AI Ecosystem Companies other than SpaceX may in the future announce, or are reported to be preparing to announce, their own IPOs. When the Sub-Adviser believes that a newly public Space and AI Ecosystem Company is positioned to benefit meaningfully from the growth and commercial adoption of space-related and AI technologies, the Fund may invest directly or indirectly (see “Direct/Indirect (Synthetic) Investments” below) in that company at or shortly after its IPO and may, for a period of time following the IPO, hold a position directly or indirectly (see “Direct/Indirect (Synthetic) Investments” below) in that company that is meaningfully larger than the general allocation ranges described under “Fund Attributes” below (and may reduce its allocation of portfolio exposure to SpaceX).

Any such elevated or meaningfully larger investment exposures referred to above, however, will remain subject to market conditions and to the Fund’s adherence to its investment objective, liquidity and risk management considerations and applicable law.

Portfolio Selection Process:

The Sub-Adviser utilizes an actively managed, rules-informed investment process that combines systematic analysis with the Sub-Adviser’s investment judgment. The Sub-Adviser’s process involves determining whether a company satisfies the eligibility criteria described above, both initially and on a continuing basis while the Fund remains invested in a company. The Sub-Adviser, as part of its process, also considers the factors described below in selecting and weighting investment allocations to Space and AI Ecosystem Companies, including SpaceX. No single portfolio-selection factor is determinative. The Sub-Adviser will use index data, industry classifications, research screens and other publicly-available data as inputs in its investment process, and no single data source or input will singularly define the portfolio investment universe. In selecting and weighting investments for the Fund in Space and AI Ecosystem Companies, in addition to SpaceX, the Sub-Adviser considers a variety of factors, including:

●	the company’s actual or estimated exposure to demand (i) for space exploration, launch, satellite, or connectivity services, and for (ii) AI and related technologies;

●	fundamental measures of business quality, such as earnings growth, return on equity, free cash flow generation, and balance sheet strength;

●	the liquidity and tradability of the company’s securities; and

●	price and analyst estimate trends.

The thematic Space and AI Ecosystem Activities, and the specific criteria required to be considered a Space and AI Ecosystem Company, as described above, are designed by the Sub-Adviser to isolate and identify companies defined by their principal roles within distinct categories comprising the Space and AI Ecosytem, and to filter out more conventional, general-purpose technology, communications and computing enterprises that do not operate within the Space and AI Ecosystem. The Sub-Adviser monitors the Fund’s holdings on an ongoing basis and reallocates the Fund’s portfolio holdings at least quarterly, based on the ongoing analysis of the Fund’s portfolio described above. The Sub-Adviser may reallocate the Fund’s portfolio holdings more frequently as it determines appropriate.

The Fund’s investments directly or indirectly (see “Direct/Indirect (Synthetic) Investments” below) in securities of Space and AI Ecosystem Companies other than SpaceX, as selected by the Sub-Adviser, may be made as of or shortly after such companies’ completion of an IPO. Such companies may become publicly traded through transactions involving special purpose acquisition companies (“SPACs”) or may become publicly traded through business combinations involving SPACs (“de-SPAC transactions”).

Direct/Indirect (Synthetic) Investments

The Fund will invest in equity securities either directly or indirectly (synthetically) using options and swaps (as described below). Synthetic exposure may help the Fund to achieve its objectives by (i) establishing or adjusting its exposure more efficiently or rapidly than through direct transactions, (ii) obtaining exposure when direct investment is impractical or less cost-effective and/or (iii) managing cash flows and transaction costs. The use of listed options and swaps may not provide the same investment results as direct ownership and involves additional risks, including counterparty, liquidity and valuation risks (see “Principal Investment Risks” below). The extent to which exposure is obtained directly, versus indirectly, will vary depending on the Sub-Adviser’s current assessment of market conditions and availability of options or swaps on attractive terms in comparison to direct investment opportunities.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Fund’s scheduled portfolio reallocations, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically. For additional details about the Fund’s use of swaps, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities or other short-term liquid instruments as collateral for the Fund’s derivatives transactions.

Fund Attributes:

The Fund may invest in directly or indirectly in securities of issuers of any market capitalization and may invest in foreign securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund may invest in small-, mid-, and large-capitalization companies, with a minimum market capitalization threshold of $250 million.

The Fund’s portfolio will generally be comprised of direct or indirect investments in securities of between 20 and 30 portfolio companies. At the time of purchase, individual position sizes generally represent approximately 3% to 10% of the Fund’s net assets. These parameters are intended as guidelines rather than strict limits. However, as described above, the Fund intends to maintain a meaningful higher weighting in SpaceX (for a period following its June 2026 IPO), than the weightings allocated to other Space and AI Ecosystem Companies within the Fund’s portfolio.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, directly in equity securities of SpaceX and other Space and AI Ecosystem Companies and/or in financial instruments (such as options or swaps) that provide indirect exposure to SpaceX and other Space and AI Ecosystem Companies. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of, or in instruments providing exposure to, companies operating within the industries or groups of related industries that comprise the communication services, information technology and industrials sectors.

The Fund is classified as non-diversified under the 1940 Act, which may increase the impact of a single issuer on the Fund’s results.

Additional Information About Space Exploration Technologies Corporation (“SpaceX”)

SpaceX is a company which recently completed its initial public offering, and that is building the integrated hardware and software infrastructure of the future across space, connectivity, and artificial intelligence (AI). SpaceX designs, manufactures, launches, and operates products and services built on modern and emerging technologies, including advanced rockets, spacecraft and AI. Founded in 2002 by Elon Musk, SpaceX develops and operates launch vehicles for commercial, government, and defense customers, and provides satellite-based broadband services through its Starlink network. The company is a leading participant in the commercial space industry, contributing to the expansion of global satellite communications, orbital launch capabilities and AI technologies.

SpaceX’s common stock is listed on the Nasdaq Stock Market LLC (Nasdaq: SPCX). SpaceX shares are registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SpaceX can be located by reference to SEC file number 333-296070 through the SEC’s website at www.sec.gov.

Additional information regarding SpaceX may be obtained from other publicly available sources, including company statements, press releases, news articles, and industry publications.

This document relates only to the securities offered hereby and does not relate to the shares of SpaceX or other securities of SpaceX. The Fund has derived all disclosures contained in this document regarding SpaceX from the publicly available documents. None of the Fund, Tidal Trust IV (the “Trust”), the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to SpaceX. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SpaceX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) have been publicly disclosed or reflected in the valuation of any securities of SpaceX, if and when such securities become publicly traded, or in the share price of the Fund. If the Fund invests in SpaceX, subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SpaceX could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates makes any representation to you as to the performance of SpaceX.

NONE OF THE FUND, TIDAL TRUST IV, TIDAL INVESTMENTS LLC, OR VEGA CAPITAL PARTNERS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH SPACE EXPLORATION TECHNOLOGIES CORPORATION. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, SPACE EXPLORATION TECHNOLOGIES CORPORATION.

Moreover, Space Exploration Technologies Corporation has not participated in the development of the Fund’s investment strategy. Space Exploration Technologies Corporation does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Space Exploration Technologies Corporation does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Space Exploration Technologies Corporation.

None of the Fund, the Trust, the Adviser, the Sub-Adviser or their respective affiliates claim any ownership interest in any trademarks owned by SpaceX or its affiliates. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, directly in equity securities of SpaceX and other Space and AI Ecosystem Companies and/or in financial instruments (such as options or swaps) that provide indirect exposure to SpaceX and other Space and AI Ecosystem Companies.
VegaShares AI & Social Media ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by investing directly or indirectly in companies that, as determined by Vega Capital Partners LLC (the “Sub-Adviser” or “Vega”), appear best positioned to benefit from, or that are otherwise exposed to, the growth and commercial adoption of (i) social media, short-form video, digital media, and digital advertising platforms and related technologies, and/or (ii) artificial intelligence (“AI”) technologies, including AI that powers, is deployed within, or derives data or demand from such platforms (collectively, the “AI and Social Media Ecosystem,” and such companies, “AI and Social Media Ecosystem Companies”). A company is considered an AI and Social Media Ecosystem Company if it satisfies either prong (i) or prong (ii); a company need not satisfy both prongs.

Through its portfolio selection process described below, however, the Sub-Adviser intends to identify and gain investment exposure, to the extent accessible, to companies that embody the convergence of social and digital media technologies (prong (i)) and AI technologies (prong (ii)). There can be no assurance, however, that such growth or commercial adoption of the AI and Social Media Ecosystem will continue or that any AI and Social Media Ecosystem Companies will benefit as anticipated.

AI and Social Media Ecosystem Companies: The Fund will invest directly or indirectly in AI and Social Media Ecosystem Companies with the following attributes (a company may qualify by reason of its social and digital media activities, its AI-related activities, or both) (each an “AI and Social Media Ecosystem Activity” and collectively “AI and Social Media Ecosystem Activities”):

●	Suppliers and Service Providers to AI and Social Media Ecosystem Companies. These companies include businesses that manufacture or supply hardware, operate cloud or data-center infrastructure, or provide software and related services that support the operation of digital media platforms. Such suppliers may include producers of semiconductors, artificial intelligence (“AI”) servers, memory and networking equipment, and content-delivery or data-processing infrastructure, as well as providers of power, cooling, and core software systems necessary to sustain large-scale digital platforms.

●	Business Users of Digital Media. These companies include businesses that utilize digital media platforms for marketing, advertising, or commercial integration purposes and that, in the Sub-Adviser’s determination, have experienced or appear likely to experience meaningful revenue growth or cost savings from that use. Examples may include brands with material digital media driven sales, e-commerce integrations, or enterprises that leverage digital media advertising or data analytics capabilities.

●	Digital Media Platforms. These companies include those that develop, operate, or provide AI-driven social networks, short-form video applications, or digital advertising, as well as media platforms developing complementary or enabling systems that support or compete within the broader digital media ecosystem.

●	AI Technology Platforms, Platform Suppliers and Service Providers, and Business Users of AI Technology Platforms. These companies include: (i) technology businesses that offer their own AI chatbots, foundation models, or AI platforms (including access via the cloud), as well as technology companies developing complementary or enabling systems that support or compete within the broader generative AI ecosystem; (ii) technology businesses that make the hardware, run the cloud or data centers, or provide the software and services that power AI tools (e.g., computer chips, AI servers, memory and networking equipment, data center operators, and providers of power, cooling and/or core software systems needed to run data center systems); and (iii) businesses that use AI tools in their products or daily operations and, in the Sub-Adviser’s determination, have experienced or appear likely to experience meaningful revenue growth or cost savings from that use (e.g., licensing fees for AI tools, better customer service with fewer tickets, or faster software development).

In order to be eligible for consideration as an AI and Social Media Ecosystem Company, a company must (i) derive more than 50% of its total revenue or net income from one or more AI and Social Media Ecosystem Activities; (ii) devote more than 50% of its assets, or its capital, operating or research and development expenditures, to one or more AI and Social Media Ecosystem Activities, (iii) derive at least $500 million in annual revenue from, or devote at least $500 million in annual capital, operating or research and development expenditures to, one or more AI and Social Media Ecosystem Activities; or (iv) be among the ten (10) largest service providers or product suppliers within one or more categories of AI and Social Media Ecosystem Activities – in each instance based upon publicly available data sources including but not limited to regulatory filings (e.g., Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, and news.

Portfolio Selection Process:

The Sub-Adviser utilizes an actively managed, rules-informed investment process that combines systematic analysis with the Sub-Adviser’s investment judgment. The Sub-Adviser’s process involves determining whether a company satisfies the eligibility criteria described above, both initially and on a continuing basis while the Fund remains invested in a company. The Sub-Adviser, as part of its process, also considers the factors described below in selecting and weighting investment allocations to AI and Social Media Ecosystem Companies. No single portfolio-selection factor is determinative. The Sub-Adviser will use index data, industry classifications, research screens and other publicly-available data as inputs in its investment process, and no single data source or input will singularly define the portfolio investment universe. In selecting and weighting investments for the Fund, the Sub-Adviser considers a variety of factors, including:

●	the company’s actual or estimated exposure to demand (i) for digital and social media services, and for (ii) AI and related technologies;
●	fundamental measures of business quality, such as earnings growth, return on equity, free cash flow generation, and balance sheet strength;
●	the liquidity and tradability of the company’s securities; and
●	price and analyst estimate trends.

The thematic AI and Social Media Ecosystem Activities, and the specific criteria required to be considered an AI and Social Media Ecosystem Company, as described above, are designed by the Sub-Adviser to isolate and identify companies defined by their principal roles within distinct categories comprising the AI and Social Media Ecosytem, and to filter out more conventional, general-purpose technology, communications and computing enterprises that do not operate within the AI and Social Media Ecosystem. The Sub-Adviser monitors the Fund’s holdings on an ongoing basis and reallocates the Fund’s portfolio holdings at least quarterly, based on the ongoing analysis of the Fund’s portfolio described above. The Sub-Adviser may reallocate the Fund’s portfolio holdings more frequently as it determines appropriate.

The Fund may invest directly or indirectly (see “Direct/Indirect (Synthetic) Investments” below) in securities of AI and Social Media Ecosystem Companies selected by the Sub-Adviser that have recently completed initial public offerings (“IPOs”) and may have become publicly traded through transactions involving special purpose acquisition companies (“SPACs”), or become publicly traded through business combinations involving SPACs (“de-SPAC transactions”). Prominent AI and Social Media Ecosystem Companies may in the future announce, or are reported to be preparing to announce, IPOs. When the Sub-Adviser believes that a newly public AI and Social Media Ecosystem Company is positioned to benefit meaningfully from the growth and commercial adoption of digital and social media services AI-related technologies, the Fund may invest in that company at or shortly after its IPO and may, for a period of time following the IPO, hold a position directly or indirectly (see “Direct/Indirect (Synthetic) Investments” below) in that company that is meaningfully larger than the general allocation ranges described under “Fund Attributes” below. Any such elevated investment exposure, however, will remain subject to market conditions and to the Fund’s adherence to its investment objective, liquidity and risk management considerations and applicable law.

Direct/Indirect (Synthetic) Investments

The Fund will invest in equity securities either directly or indirectly (synthetically) using options and swaps (as described below). Synthetic exposure may help the Fund to achieve its objectives by (i) establishing or adjusting its exposure more efficiently or rapidly than through direct transactions, (ii) obtaining exposure when direct investment is impractical or less cost-effective and/or (iii) managing cash flows and transaction costs. The use of listed options and swaps may not provide the same investment results as direct ownership and involves additional risks, including counterparty, liquidity and valuation risks (see “Principal Investment Risks” below). The extent to which exposure is obtained directly, versus indirectly, will vary depending on the Sub-Adviser’s current assessment of market conditions and availability of options or swaps on attractive terms in comparison to direct investment opportunities.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Fund’s scheduled portfolio reallocations, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically. For additional details about the Fund’s use of swaps, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities or other short-term liquid instruments as collateral for the Fund’s derivatives transactions.

Fund Attributes:

The Fund may invest directly or indirectly in securities of issuers of any market capitalization and may invest in foreign securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund may invest in small-, mid-, and large-capitalization companies, with a minimum market capitalization threshold of $250 million.

The Fund’s portfolio will generally be comprised of direct or indirect investments in securities of between 20 and 30 portfolio companies. At the time of purchase, individual position sizes generally represent approximately 3% to 10% of the Fund’s net assets. These parameters are intended as guidelines rather than strict limits.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, directly in equity securities of AI and Social Media Ecosystem Companies and/or in financial instruments (such as options or swaps) that provide indirect exposure to AI and Social Media Ecosystem Companies. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of, or in instruments providing exposure to, companies operating within the industries or groups of related industries that comprise the information technology and communication services sectors.

The Fund is classified as non-diversified under the 1940 Act, which may increase the impact of a single issuer on the Fund’s results.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, directly in equity securities of AI and Social Media Ecosystem Companies and/or in financial instruments (such as options or swaps) that provide indirect exposure to AI and Social Media Ecosystem Companies.